OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES
Reduction of the Company's capital		R$ 38,721	R$ 0
Surplus from post-employment benefit plans		728,559	1,077,083
Liabilities with ANATEL	[1]	1,039,492	929,520
Third-party withholdings	[2]	218,244	205,315
Amounts to be refunded to customers		126,867	124,533
Liabilities with related parties		133,928	5,671
Other liabilities		74,660	43,558
Total		2,360,471	2,385,680
Current		716,984	509,495
Non-current		R$ 1,643,487	R$ 1,876,185

[1]	Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP (Note 14.e.).
[2]	This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.